EATON VANCE MUNICIPALS TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Fax: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the form of prospectus and statement of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 196 (“Amendment No. 196”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 196 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-22-001553) on December 22, 2022:

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

(collectively “the Funds”)

EATON VANCE MUNICIPALS TRUST

By:	/s/ Nicholas DiLorenzo
Nicholas DiLorenzo, Esq.
Secretary

Date: January 3, 2023